Note 14 - Parent Company Statements (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Condensed Balance Sheet [Table Text Block]
December 31,	2024	2023

Assets:
Cash and cash equivalents	$2,130	$2,095
Investment in subsidiary	53,109	51,983
Debt securities available-for-sale	363	351
Marketable equity securities	268	322
Other assets	47	35

Total Assets	55,917	54,786

Liabilities and Stockholders’ Equity:
Redeemable Common Stock Held by ESOP	1,877	1,764

Total Stockholders’ Equity	55,917	54,786
Less maximum cash obligation to ESOP shares	1,877	1,764
Total Stockholders’ equity Less Maximum Cash Obligation Related to ESOP Shares	$54,040	$53,022

Total Liabilities and Stockholders’ Equity	$55,917	$54,786

Condensed Income Statement [Table Text Block]
December 31,	2024	2023

Income:
Equity in undistributed earnings of subsidiary	$1,790	$1,557
Dividends from subsidiary	2,695	2,615
Dividend income	102	109
Net marketable equity security losses	(55)	(78)

Total Income	4,532	4,203

Operating expenses	67	66

Income before income taxes	4,465	4,137

Income tax benefit	(16)	(16)

Net Income	$4,481	$4,153

Condensed Cash Flow Statement [Table Text Block]
December 31,	2024	2023

Cash Flows From Operating Activities:
Net income	$4,481	$4,153
Equity in undistributed earnings of subsidiary	(1,790)	(1,557)
Net marketable equity security losses	55	78
Other, net	(16)	(16)

Net Cash Provided By Operating Activities	2,730	2,658

Cash Flows From Investing Activities:
Proceeds from maturities of available-for-sale securities	-	486

Net Cash Provided By Investing Activities	-	486

Cash Flows From Financing Activities:
Sale of treasury stock	-	102
Dividends paid	(2,695)	(2,615)

Net Cash Used In Financing Activities	(2,695)	(2,513)

Net Increase in Cash and Cash Equivalents	35	631

Cash and Cash Equivalents, Beginning of Year	2,095	1,464

Cash and Cash Equivalents, End of Year	$2,130	$2,095